2. Income (Loss) Per Common Share (Details)	Jun. 30, 2012	Jun. 30, 2011
Common Class A [Member]
Warrants	1,248,779	88,164
Convertible preferred stock	1,751,005	1,751,005
Total possible dilution	2,999,784	1,839,169
Common Class B [Member]
Warrants	1,889,667	139,313
Convertible preferred stock	1,751,005	1,751,005
Total possible dilution	3,640,672	1,890,318